Acquisitions (Details) - M T S Merger [Member]	1 Months Ended
Jul. 26, 2021 USD ($) shares
MTS issued and outstanding ordinary shares immediately prior to Merger	$ 3,162,951
MTS share price | shares	6.80
MTS ordinary shares fair value	$ 21,508,067
MTS warrants and options fair value	601,965
Purchase consideration for accounting acquiree	$ 22,110,032